LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Schedule of equity method investments
The Group’s long-term investments consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Equity method investments (a)	58,479	31,779
Equity securities accounted for under alternative measurement (b)	5,900	196,296
Equity securities with readily determinable fair values (c)	94,552	153,326

Total long-term investments	158,931	381,401

Equity method investments carrying amount of unrealized gain disclosure
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2021 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2019	36,588
Addition	28,883
Dividends received	(204)
Disposal of long-term investments	(2,954)
Share of cumulative loss for the year ended December 31, 2020	(3,834)

Total value booked under equity method as of December 31, 2020	58,479
Addition	630
Disposal of long-term investments(i)	(16,793)
Share of cumulative loss for the year ended December 31, 2021	(10,537)

Total value booked under equity method as of December 31, 2021	31,779